Credit card receivables (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	$ 794,570	$ 512,134
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	239,306	145,341
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	325,020	223,982
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit Loss Allowance	230,244	142,811
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 6,644,920	$ 7,103,018
Gross exposures (percent)	45.50%	49.00%
Credit Loss Allowance	$ 126,401	$ 142,047
Credit Loss Allowance, Percentage	5.30%	6.80%
Coverage Ratio (%)	1.90%	2.00%
Strong Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 6,628,863	$ 7,081,674
Gross exposures (percent)	99.80%	99.70%
Credit Loss Allowance	$ 126,147	$ 141,720
Credit Loss Allowance, Percentage	99.80%	99.80%
Coverage Ratio (%)	1.90%	2.00%
Strong Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 16,057	$ 21,344
Gross exposures (percent)	0.20%	0.30%
Credit Loss Allowance	$ 254	$ 327
Credit Loss Allowance, Percentage	0.20%	0.20%
Coverage Ratio (%)	1.60%	1.50%
Satisfactory Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 4,304,062	$ 3,860,845
Gross exposures (percent)	29.40%	26.70%
Credit Loss Allowance	$ 324,830	$ 294,591
Credit Loss Allowance, Percentage	13.60%	14.00%
Coverage Ratio (%)	7.50%	7.60%
Satisfactory Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 4,170,990	$ 3,699,167
Gross exposures (percent)	96.90%	95.80%
Credit Loss Allowance	$ 315,603	$ 282,976
Credit Loss Allowance, Percentage	97.20%	96.10%
Coverage Ratio (%)	7.60%	7.60%
Satisfactory Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 133,072	$ 161,678
Gross exposures (percent)	3.10%	4.20%
Credit Loss Allowance	$ 9,227	$ 11,615
Credit Loss Allowance, Percentage	2.80%	3.90%
Coverage Ratio (%)	6.90%	7.20%
Higher Risk Credit One [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,670,330	$ 3,524,441
Gross exposures (percent)	25.10%	24.30%
Credit Loss Allowance	$ 1,938,295	$ 1,659,631
Credit Loss Allowance, Percentage	81.10%	79.20%
Coverage Ratio (%)	52.80%	47.10%
Higher Risk Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,049,233	$ 1,110,982
Gross exposures (percent)	28.60%	31.50%
Credit Loss Allowance	$ 229,234	$ 268,455
Credit Loss Allowance, Percentage	11.80%	16.20%
Coverage Ratio (%)	21.80%	24.20%
Higher Risk Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,228,767	$ 1,307,045
Gross exposures (percent)	33.50%	37.10%
Credit Loss Allowance	$ 436,515	$ 465,772
Credit Loss Allowance, Percentage	22.50%	28.00%
Coverage Ratio (%)	35.50%	35.60%
Higher Risk Credit One [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,392,330	$ 1,106,414
Gross exposures (percent)	37.90%	31.40%
Credit Loss Allowance	$ 1,272,546	$ 925,404
Credit Loss Allowance, Percentage	65.70%	55.80%
Coverage Ratio (%)	91.40%	83.60%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 14,619,312	$ 14,488,304
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 2,389,526	$ 2,096,269
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	16.30%	14.50%